Other Receivables and Other Income	12 Months Ended
Sep. 30, 2012
Receivables [Abstract]
Other Receivables and Other Income [Text Block]

Note 7 – Other Receivables and Other Income

(a)	Other Receivables

	September 30	September 30
	2011	2012
	Restated	Restated
	Note 3	Note 3
Due from investee corporations	$61	$3
Due from vendors for agency services	11,143	12,332
Other	2,052	7,606
	$13,256	$19,941

Long term portion:
Other	681	460
	$12,575	$19,481

Due from Vendors

Due from vendors includes $12,332 (2011 - $11,143) of short term receivables from our vendors, with which the Company has agency arrangements to provide bank accounts, debit and prepaid mastercard and insurance products to our customers. Included in this amount is $10,492 (September 30, 2011 - $10,091) due from one vendor.

Other

Amounts included in Other are amounts due from the third-party administrator of the British Columbia class action settlement funds (Note 22 (a)(i)), amounts from the sale of a business and amounts due in the normal course of business.

(b)	Other Income

	September 30	September 30	September 30
	2010	2011	2012
Agency fee income	$36,706	$46,809	$39,847
Other income	13,153	6,467	9,571
	$49,859	$53,276	$49,418